QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
QUARTERLY RESULTS (UNAUDITED)
Total Revenues	$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	$ 1,771	$ 1,357	$ 699
Operating income	56	61	45	63	99	33	23	38	225	193	130
Net income	71	35	26	45	49	20	181	22	177	272	76
Net income attributable to common stockholders	$ 70	$ 34	$ 26	$ 44	$ 49	$ 20	$ 180	$ 21	$ 174	$ 270	$ 74
Earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 0.57	$ 0.27	$ 0.21	$ 0.35	$ 0.39	$ 0.16	$ 1.86	$ 0.37	$ 1.40	$ 2.67	$ 1.28
Diluted (in dollars per share)	$ 0.56	$ 0.27	$ 0.20	$ 0.35	$ 0.39	$ 0.16	$ 1.84	$ 0.37	$ 1.38	$ 2.65	$ 1.27
Gain (loss) on bargain purchase			$ 2		$ (25)	$ (9)	$ 197